UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Luxor Capital Group, LP

Address:   1114 Avenue of the Americas, 29th Floor
           New York, New York 10036


Form 13F File Number: 028-11212


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Norris Nissim
Title:  General Counsel
Phone:  (212) 763-8000

Signature,  Place,  and  Date  of  Signing:

/s/ Norris Nissim                  New York, New York                 2/14/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              45

Form 13F Information Table Value Total:  $    2,860,454
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

         COLUMN 1             COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
-------------------------- --------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                      VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
      NAME OF ISSUER       TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
-------------------------- --------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
ADOBE SYS INC              COM             00724F101  139,043  3,690,096 SH  X    SOLE                 3,690,096      -    -
AETNA INC NEW              COM             00817Y108    6,806    147,000 SH  X    SOLE                   147,000      -    -
ALLIANCE ONE INTL INC      NOTE 5.500% 7/1 018772AQ6    5,865  6,000,000 PRN X    SOLE                 6,000,000      -    -
AMC NETWORKS INC           CL A            00164V103  218,948  4,423,183 SH  X    SOLE                 4,423,183      -    -
AMERICAN CAP LTD           COM             02503Y103  145,404 12,116,985 SH  X    SOLE                12,116,985      -    -
AMERICAN RLTY CAP TR INC   COM             02917L101  121,375 10,508,649 SH  X    SOLE                10,508,649      -    -
APPLE INC                  COM             037833100    6,663     12,500 SH  X    SOLE                    12,500      -    -
AUTOZONE INC               COM             053332102  184,336    520,091 SH  X    SOLE                   520,091      -    -
BROOKFIELD ASSET MGMT INC  CL A LTD VT SH  112585104   92,067  2,512,087 SH  X    SOLE                 2,512,087      -    -
CAPITAL BK FINL CORP       CL A COM        139794101   16,952    993,112 SH  X    SOLE                   993,112      -    -
CARDERO RES CORP           COM             14140U105    4,377 10,420,744 SH  X    SOLE                10,420,744      -    -
CARTER INC                 COM             146229109   90,099  1,619,033 SH  X    SOLE                 1,619,033      -    -
CLOROX CO DEL              COM             189054109   36,456    497,900 SH  CALL SOLE                   497,900      -    -
COLFAX CORP                COM             194014106   35,843    888,312 SH  X    SOLE                   888,312      -    -
COMMONWEALTH REIT          COM SH BEN INT  203233101   99,939  6,309,268 SH  X    SOLE                 6,309,268      -    -
DOLLAR TREE INC            COM             256746108  129,928  3,203,362 SH  X    SOLE                 3,203,362      -    -
DONNELLEY R R & SONS CO    COM             257867101      622     69,100 SH  X    SOLE                    69,100      -    -
E TRADE FINANCIAL CORP     COM NEW         269246401    1,337    149,400 SH  CALL SOLE                   149,400      -    -
E TRADE FINANCIAL CORP     NOTE 8/3        269246AZ7   14,825 16,599,000 PRN X    SOLE                16,599,000      -    -
EXPRESS SCRIPTS HLDG CO    COM             30219G108   73,401  1,359,280 SH  X    SOLE                 1,359,280      -    -
HARBINGER GROUP INC        COM             41146A106    6,447    838,400 SH  X    SOLE                   838,400      -    -
HERBALIFE LTD              COM USD SHS     G4412G101    3,080     93,500 SH  X    SOLE                    93,500      -    -
ISHARES SILVER TRUST       ISHARES         46428Q109      934     31,800 SH  CALL SOLE                    31,800      -    -
JOURNAL COMMUNICATIONS INC CL A            481130102   11,211  2,072,305 SH  X    SOLE                 2,072,305      -    -
LAMAR ADVERTISING CO       CL A            512815101  265,856  6,860,799 SH  X    SOLE                 6,860,799      -    -
MADISON SQUARE GARDEN CO   CL A            55826P100  266,714  6,013,850 SH  X    SOLE                 6,013,850      -    -
MCGRAW HILL COS INC        COM             580645109   61,958  1,133,300 SH  X    SOLE                 1,133,300      -    -
MELCO CROWN ENTMT LTD      ADR             585464100  141,689  8,413,822 SH  X    SOLE                 8,413,822      -    -
MOODYS CORP                COM             615369105   30,216    600,485 SH  X    SOLE                   600,485      -    -
NORDION INC                COM             65563C105   40,320  6,251,153 SH  X    SOLE                 6,251,153      -    -
OCWEN FINL CORP            COM NEW         675746309   47,851  1,383,385 SH  X    SOLE                 1,383,385      -    -
PVH CORP                   COM             693656100    1,550     13,959 SH  X    SOLE                    13,959      -    -
RACKSPACE HOSTING INC      COM             750086100   37,009    498,300 SH  PUT  SOLE                   498,300      -    -
SEALED AIR CORP NEW        COM             81211K100    5,813    332,000 SH  X    SOLE                   332,000      -    -
SEARCHMEDIA HOLDINGS LTD   SHS             G8005Y106    1,492  1,275,466 SH  X    SOLE                 1,275,466      -    -
SELECT SECTOR SPDR TR      SBI CONS STPLS  81369Y308   69,503  1,991,500 SH  CALL SOLE                 1,991,500      -    -
SERVICENOW INC             COM             81762P102   10,085    335,846 SH  X    SOLE                   335,846      -    -
SPDR GOLD TRUST            GOLD SHS        78463V107    2,933     18,100 SH  CALL SOLE                    18,100      -    -
SPDR S&P 500 ETF TR        TR UNIT         78462F103  299,061  2,100,000 SH  PUT  SOLE                 2,100,000      -    -
SPECTRUM BRANDS HLDGS INC  COM             84763R101   20,395    453,918 SH  X    SOLE                   453,918      -    -
TEEKAY CORPORATION         COM             Y8564W103   71,234  2,219,129 SH  X    SOLE                 2,219,129      -    -
TERNIUM SA                 SPON ADR        880890108    2,647    112,419 SH  X    SOLE                   112,419      -    -
TIM HORTONS INC            COM             88706M103    3,266     66,900 SH  CALL SOLE                    66,900      -    -
TRIPADVISOR INC            COM             896945201   23,791    567,000 SH  X    SOLE                   567,000      -    -
XEROX CORP                 COM             984121103   11,113  1,629,500 SH  CALL SOLE                 1,629,500      -    -